Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Schedule of Defined Benefit Plans Disclosures

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Benefit obligation, beginning of the year	$483	$408	$74	$95
Service cost	16	14	1	1
Interest cost	20	18	3	4
Actuarial (gain) loss	23	(20)	4	(12)
Benefits paid	(32)	(26)	(6)	(5)
Plan change	(2)	—	(17)	(10)
Settlements	—	—	(17)	(1)
Acquisitions	—	89	—	2
Benefit obligation, end of the year	$508	$483	$42	$74
Fair value of plan assets, beginning of the year	$410	$364	$67	$68
Actual return on plan assets	37	(13)	2	2
Employer contributions	—	4	—	—
Benefits paid	(32)	(26)	(3)	(3)
Settlements	—	—	(17)	—
Acquisitions	—	81	—	—
Fair value of plan assets, end of the year	$415	$410	$49	$67
Funded status	$(93)	$(73)	$7	$(7)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Non-current assets	$7	$5	$32	$23
Current liabilities	—	—	(2)	(2)
Non-current liabilities	(100)	(78)	(23)	(28)
Net amount recognized	$(93)	$(73)	$7	$(7)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Pre-tax amounts recognized in AOCI consist of:

	Pension Benefits		Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2016	2015
Prior service credit	$(12)	$(11)	$(47)	$(34)
Actuarial loss (gain)	2	(6)	1	2
Net gain recognized	$(10)	$(17)	$(46)	$(32)
The expected amounts that will be amortized from AOCI and recognized as components of net periodic benefit cost (gain) in 2017 are as follows:

(amounts in millions)	Pension Benefits	Other Benefits
Prior service credit	$(1)	$(5)
Actuarial (gain) loss	—	—
Net gain recognized	$(1)	$(5)

Schedule of Net Benefit Costs
The components of net periodic benefit cost (gain) were as follows:

	Pension Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Service cost benefits earned during period	$16	$14	$12
Interest cost on projected benefit obligation	20	18	17
Expected return on plan assets	(22)	(23)	(21)
Amortization of:
Prior service credit	(1)	(1)	(1)
Actuarial gain	—	—	(1)
Net periodic benefit cost	$13	$8	$6

	Other Benefits
	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Service cost benefits earned during period	$1	$1	$1
Interest cost on projected benefit obligation	3	4	4
Expected return on plan assets	(4)	(4)	(4)
Amortization of:
Prior service credit	(4)	(3)	(3)
Net periodic benefit gain	(4)	(2)	(2)
Settlement cost (1)	6	—	—
Total benefit cost (gain)	$2	$(2)	$(2)

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(1)	The settlement cost for the year ended December 31, 2016 was related to EEI’s other post-employment benefit plan for EEI union employees.

Schedule of Assumptions Used
The following weighted average assumptions were used to determine benefit obligations:

	Pension Benefits		Other Benefits
	Year Ended December 31,
	2016	2015	2016	2015
Discount rate (1)	4.05%	4.35%	4.00%	4.35%
Rate of compensation increase (2)	3.50%	3.50%	3.50%	3.50%
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(1)	We utilized a yield curve approach to determine the discount. Projected benefit payments for the plans were matched against the discount rates in the yield curve.

(2)	The rate of compensation increase used for other post-employment benefits is specifically related to the EEI post-employment plans.
The following weighted average assumptions were used to determine net periodic benefit cost (gain):

	Pension Benefits			Other Benefits
	Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Discount rate	4.05%	4.35%	4.00%	4.00%	4.35%	4.00%
Dynegy - Expected return on plan assets	5.60%	5.70%	6.00%	N/A	N/A	N/A
EEI - Expected return on plan assets (1)	5.90%	6.00%	6.25%	5.40%	5.50%	6.00%
Rate of compensation increase (2)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
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(1)
The average expected return on EEI’s other post-employment plan assets was 5.40 percent, 5.50 percent, and 6 percent for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 6.30 percent, 6.20 percent, and 6.50 percent for EEI union employees for the years ended December 31, 2016, 2015 and 2014, respectively. The expected return on EEI’s other post-employment plan assets was 4.50 percent, 4.80 percent, and 5.50 percent for EEI salaried employees for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	The rate of compensation increase used for other post-employment benefits for the years ended December 31, 2016, 2015 and 2014 is specifically related to the EEI post-employment plans.

Schedule of Health Care Cost Trend Rates
The following summarizes our assumed health care cost trend rates:

	Year Ended December 31,
	2016	2015	2014
Health care cost trend rate assumed for next year	7.25%	7.00%	7.25%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2025	2023	2023

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
The impact of a one percent increase/decrease in assumed health care cost trend rates is as follows:

(amounts in millions)	Increase	Decrease
Aggregate impact on service cost and interest cost	$1	$—
Impact on accumulated post-employment benefit obligation	$3	$(2)

Fair Value Inputs, Assets, Quantitative Information
The following tables set forth by level within the fair value hierarchy assets that were accounted for at fair value related to our pension and other post-employment plans. These assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

	Fair Value as of December 31, 2016
(amounts in millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4	$2	$—	$6
Equity securities:
U.S. companies (1)	18	129	—	147
Non-U.S. companies (2)	1	15	—	16
International (3)	8	58	—	66
Fixed income securities (4)	70	161	—	231
Trust asset receivable (5)	—	—	—	—
Total	$101	$365	$—	$466

	Fair Value as of December 31, 2015
(amounts in millions)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1	$1	$—	$2
Equity securities:
U.S. companies (1)	32	125	—	157
Non-U.S. companies (2)	—	10	—	10
International (3)	8	54	—	62
Fixed income securities (4)	83	152	—	235
Trust asset receivable (5)	—	11	—	11
Total	$124	$353	$—	$477
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(1)	This category comprises a domestic common collective trust not actively managed that tracks the Dow Jones total U.S. stock market.

(2)	This category comprises a common collective trust not actively managed that tracks the MSCI All Country World Ex-U.S. Index.

(3)	This category comprises actively managed common collective trusts that hold U.S. and foreign equities. These trusts track the MSCI World Index.

(4)	This category includes a mutual fund and a trust that invest primarily in investment grade corporate bonds.

(5)	Relates to the pension and other post-employment plans transferred to Dynegy as a result of the Acquisitions.

Schedule of Expected Benefit Payments
Our expected benefit payments for future services for our pension and other post-employment benefits are as follows:

(amounts in millions)	Pension Benefits	Other Benefits
2017	$35	$4
2018	$34	$3
2019	$35	$3
2020	$37	$3
2021	$37	$3
2022 - 2026	$193	$13